REVENUE RECOGNITION - Disaggregated revenue information by geographic area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
REVENUE RECOGNITION
Total	$ 6,074	$ 4,384	$ 17,299	$ 15,484
United States
REVENUE RECOGNITION
Total	5,646	4,248	16,162	14,862
India
REVENUE RECOGNITION
Total	$ 428	$ 136	$ 1,137	$ 622